ORGANIZATION AND PRINCIPAL ACTIVITIES (Summary of the Company's Subsidiaries, VIE and VIE's Subsidiaries) (Details)	12 Months Ended
Dec. 31, 2012
Hongcheng Education [Member]
Subsidiaries Variable Interest Entities And Subsidiaries Of Variable Interest Entities [Line Items]
Date of incorporation	Mar. 07, 2005
Place of incorporation	PRC
Hongcheng Education [Member] | Gotop Electronic [Member]
Subsidiaries Variable Interest Entities And Subsidiaries Of Variable Interest Entities [Line Items]
Date of incorporation	Nov. 29, 1995
Percentage interest VIE of the Company holds in its subsidiary	100.00%
Place of incorporation	PRC
Hongcheng Education [Member] | Xiandai Technology [Member]
Subsidiaries Variable Interest Entities And Subsidiaries Of Variable Interest Entities [Line Items]
Date of incorporation	Nov. 07, 2000
Percentage interest VIE of the Company holds in its subsidiary	100.00%
Place of incorporation	PRC
Hongcheng Education [Member] | Pingdingshan [Member]
Subsidiaries Variable Interest Entities And Subsidiaries Of Variable Interest Entities [Line Items]
Date of incorporation	Sep. 03, 2002
Percentage interest VIE of the Company holds in its subsidiary	100.00%
Place of incorporation	PRC
Hongcheng Education [Member] | Anqing Foreign Language [Member]
Subsidiaries Variable Interest Entities And Subsidiaries Of Variable Interest Entities [Line Items]
Date of incorporation	Aug. 02, 2004
Percentage interest VIE of the Company holds in its subsidiary	100.00%
Place of incorporation	PRC
Hongcheng Education [Member] | Tianchang [Member]
Subsidiaries Variable Interest Entities And Subsidiaries Of Variable Interest Entities [Line Items]
Date of incorporation	Sep. 06, 2005
Percentage interest VIE of the Company holds in its subsidiary	72.50%
Place of incorporation	PRC
Hongcheng Education [Member] | South Campus [Member]
Subsidiaries Variable Interest Entities And Subsidiaries Of Variable Interest Entities [Line Items]
Date of incorporation	Dec. 28, 2005
Percentage interest VIE of the Company holds in its subsidiary	54.00%
Place of incorporation	PRC
Hongcheng Education [Member] | Hongcheng Yo Yo [Member]
Subsidiaries Variable Interest Entities And Subsidiaries Of Variable Interest Entities [Line Items]
Date of incorporation	Nov. 03, 2009
Percentage interest VIE of the Company holds in its subsidiary	100.00%
Place of incorporation	PRC
Hongcheng Education [Member] | Anqing Daguan [Member]
Subsidiaries Variable Interest Entities And Subsidiaries Of Variable Interest Entities [Line Items]
Date of incorporation	Apr. 15, 2010
Percentage interest VIE of the Company holds in its subsidiary	100.00%
Place of incorporation	PRC
Hongcheng Education [Member] | Pingdingshan Training Centre [Member]
Subsidiaries Variable Interest Entities And Subsidiaries Of Variable Interest Entities [Line Items]
Date of incorporation	Aug. 11, 2010
Percentage interest VIE of the Company holds in its subsidiary	100.00%
Place of incorporation	PRC
Hongcheng Education [Member] | Hongyuanboxue [Member]
Subsidiaries Variable Interest Entities And Subsidiaries Of Variable Interest Entities [Line Items]
Date of incorporation	Aug. 24, 2010
Percentage interest VIE of the Company holds in its subsidiary	55.00%
Place of incorporation	PRC
Hongcheng Education [Member] | Xicheng Training School [Member]
Subsidiaries Variable Interest Entities And Subsidiaries Of Variable Interest Entities [Line Items]
Date of incorporation	Jan. 06, 2011
Percentage interest VIE of the Company holds in its subsidiary	100.00%
Place of incorporation	PRC
CMR Web-learning Co., Ltd. [Member]
Subsidiaries Variable Interest Entities And Subsidiaries Of Variable Interest Entities [Line Items]
Date of incorporation	Jul. 29, 1999
Percentage of legal ownership in subsidiary	70.00%
Place of incorporation	PRC
Hongcheng Technology [Member]
Subsidiaries Variable Interest Entities And Subsidiaries Of Variable Interest Entities [Line Items]
Date of incorporation	Jul. 31, 2000
Percentage of legal ownership in subsidiary	100.00%
Place of incorporation	PRC
Hongcheng Technology [Member] | Hongyuanboxue [Member]
Subsidiaries Variable Interest Entities And Subsidiaries Of Variable Interest Entities [Line Items]
Percentage of legal ownership in subsidiary	45.00%
Zhongnongda Networks [Member]
Subsidiaries Variable Interest Entities And Subsidiaries Of Variable Interest Entities [Line Items]
Date of incorporation	Oct. 30, 2001
Percentage of legal ownership in subsidiary	55.00%
Place of incorporation	PRC
Hongcheng Liye [Member]
Subsidiaries Variable Interest Entities And Subsidiaries Of Variable Interest Entities [Line Items]
Date of incorporation	Apr. 15, 2003
Percentage of legal ownership in subsidiary	100.00%
Place of incorporation	PRC
Dongcai [Member]
Subsidiaries Variable Interest Entities And Subsidiaries Of Variable Interest Entities [Line Items]
Date of incorporation	Jun. 04, 2003
Percentage of legal ownership in subsidiary	70.00%
Place of incorporation	PRC
WITT Education [Member]
Subsidiaries Variable Interest Entities And Subsidiaries Of Variable Interest Entities [Line Items]
Date of incorporation	Jul. 04, 2003
Percentage of legal ownership in subsidiary	100.00%
Place of incorporation	PRC
BJ-WITT [Member]
Subsidiaries Variable Interest Entities And Subsidiaries Of Variable Interest Entities [Line Items]
Date of incorporation	Jul. 04, 2003
Percentage of legal ownership in subsidiary	100.00%
Place of incorporation	BVI
Chongda [Member]
Subsidiaries Variable Interest Entities And Subsidiaries Of Variable Interest Entities [Line Items]
Date of incorporation	Dec. 24, 2003
Percentage of legal ownership in subsidiary	51.00%
Place of incorporation	PRC
Beijing BCIT [Member]
Subsidiaries Variable Interest Entities And Subsidiaries Of Variable Interest Entities [Line Items]
Date of incorporation	Jan. 13, 2005
Percentage of legal ownership in subsidiary	100.00%
Place of incorporation	PRC
Gotop Hongcheng [Member]
Subsidiaries Variable Interest Entities And Subsidiaries Of Variable Interest Entities [Line Items]
Date of incorporation	Dec. 26, 2005
Percentage of legal ownership in subsidiary	100.00%
Place of incorporation	PRC
BJ-BCIT [Member]
Subsidiaries Variable Interest Entities And Subsidiaries Of Variable Interest Entities [Line Items]
Date of incorporation	Feb. 10, 2006
Percentage of legal ownership in subsidiary	100.00%
Place of incorporation	BVI
Yuancheng Education [Member]
Subsidiaries Variable Interest Entities And Subsidiaries Of Variable Interest Entities [Line Items]
Date of incorporation	Mar. 31, 2006
Percentage of legal ownership in subsidiary	100.00%
Place of incorporation	PRC
Tianjin Gaotuo Hongcheng [Member]
Subsidiaries Variable Interest Entities And Subsidiaries Of Variable Interest Entities [Line Items]
Date of incorporation	Jun. 26, 2006
Percentage of legal ownership in subsidiary	100.00%
Place of incorporation	PRC
Beiyuda [Member]
Subsidiaries Variable Interest Entities And Subsidiaries Of Variable Interest Entities [Line Items]
Date of incorporation	Sep. 26, 2006
Percentage of legal ownership in subsidiary	51.00%
Place of incorporation	PRC
Beijing Mingdao [Member]
Subsidiaries Variable Interest Entities And Subsidiaries Of Variable Interest Entities [Line Items]
Date of incorporation	Mar. 27, 2007
Percentage of legal ownership in subsidiary	51.00%
Place of incorporation	PRC
Shanghai Shangcai [Member]
Subsidiaries Variable Interest Entities And Subsidiaries Of Variable Interest Entities [Line Items]
Date of incorporation	Apr. 18, 2008
Percentage of legal ownership in subsidiary	51.00%
Place of incorporation	PRC
Dongcai Online [Member]
Subsidiaries Variable Interest Entities And Subsidiaries Of Variable Interest Entities [Line Items]
Date of incorporation	Jul. 10, 2008
Percentage of legal ownership in subsidiary	70.00%
Place of incorporation	PRC
Zhonglin [Member]
Subsidiaries Variable Interest Entities And Subsidiaries Of Variable Interest Entities [Line Items]
Date of incorporation	Nov. 03, 2008
Percentage of legal ownership in subsidiary	51.00%
Place of incorporation	PRC
Fuzhou Good Teacher [Member]
Subsidiaries Variable Interest Entities And Subsidiaries Of Variable Interest Entities [Line Items]
Date of incorporation	Dec. 07, 2009
Percentage of legal ownership in subsidiary	51.00%
Place of incorporation	PRC
Hongcheng Xueyuan [Member]
Subsidiaries Variable Interest Entities And Subsidiaries Of Variable Interest Entities [Line Items]
Date of incorporation	Oct. 31, 2010
Percentage of legal ownership in subsidiary	100.00%
Place of incorporation	PRC
Nanning Hongcheng Xueyuan [Member]
Subsidiaries Variable Interest Entities And Subsidiaries Of Variable Interest Entities [Line Items]
Date of incorporation	Oct. 31, 2010
Percentage of legal ownership in subsidiary	51.00%
Place of incorporation	PRC
Hangzhou Hongcheng Xueyuan [Member]
Subsidiaries Variable Interest Entities And Subsidiaries Of Variable Interest Entities [Line Items]
Date of incorporation	Oct. 31, 2010
Percentage of legal ownership in subsidiary	60.00%
Place of incorporation	PRC
Haidian Trainning School [Member]
Subsidiaries Variable Interest Entities And Subsidiaries Of Variable Interest Entities [Line Items]
Date of incorporation	Apr. 07, 2011
Percentage of legal ownership in subsidiary	55.00%
Place of incorporation	PRC
Zhejiang Hongcheng [Member]
Subsidiaries Variable Interest Entities And Subsidiaries Of Variable Interest Entities [Line Items]
Date of incorporation	Jun. 30, 2011
Percentage of legal ownership in subsidiary	51.00%
Place of incorporation	PRC